Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets are analyzed as:
Accrued compensation	$ 197	$ 473
Acquired intangible assets	6,747	6,049
Bad debt provision	3,872	3,418
Depreciation of property, plant and equipment	1,551	1,135
Government subsidies	2,720	2,393
Inventory write-down	1,546	1,096
Sales incentive and warranty accruals	2,535	2,315
Tax losses	48,772	40,180
Research & experimentation tax credits	1,420	878
Others	(260)	390
Valuation allowance	(59,515)	(51,884)	(36,945)	(29,132)
Net deferred tax assets	9,585	6,443
Deferred tax liabilities are analyzed as:
Acquired intangible assets	(42,812)	(23,369)
Undistributed earnings that may be distributed by the PRC subsidiaries	(3,000)
Total	$ (36,227)	$ (16,926)